Inventories	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Inventories
15.	INVENTORIES

As at,	December 31, 2024	March 31, 2024

The carrying amount of:

Raw materials and consumables	$637.8	$580.3

Work in progress	147.0	152.9

Finished goods	94.4	74.6

	$879.2	$807.8